Trade Receivables, Net Of Provisions (Tables)	12 Months Ended
Dec. 31, 2011
Trade Receivables, Net Of Provisions [Abstract]
Components Of Trade Receivables

	2010	2011
Trade receivables	$51,661	$19,593
Provision for doubtful accounts	(2,606)	(3,530)
	$49,055	$16,063

Change In Allowance For Doubtful Trade Receivable

	Year ended December 31,
	2009	2010	2011
Provision at beginning of period	$11,983	$3,392	$2,606
Expense for doubtful accounts	(29)	39	3,335
Discontinued operations	992	1,128	(2,567)
Other(1)	(9,554)	(1,953)	156
Provision at the end of period	$3,392	$2,606	$3,530

(1)	Other includes direct write offs and cash accounting for certain trade receivables.